LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Summary of Right-of-Use Assets
Movements in right-of-use assets and lease liabilities as of December 31, 2019 were as follow:

Right-of-use assets	Office spaces	Office equipments	Total

January 1, 2019	46,567	—	46,567
Additions	16,778	6,812	23,590
Additions from business combinations (note 25.12)	2,863	409	3,272
Depreciation (note 6)	(14,519)	(65)	(14,584)
Translation	(64)	—	(64)
December 31, 2019	51,625	7,156	58,781

Summary of Lease Liabilities Recognised

Operating lease commitments disclosed as at December 31, 2018	55,222
Discounted using the lessee's incremental borrowing rate of at the date of initial application	46,887
Lease liability recognised as at January 1, 2019	46,887

Lease liabilities

January 1, 2019	46,887
Additions (1)	23,590
Additions from business combinations (note 25.12)	3,347
Foreign exchange difference (1)	(92)
Interest expense (1)	3,464
Payments (2)	(15,833)
December 31, 2019	61,363

(1) Non-cash transactions.
(2) Cash transactions.

Disclosure of additional information about leasing activities for lessee	The outstanding balance of the lease liabilities as of December 31, 2019 is as follows:

Lease liabilities

Current	19,439
Non-current	41,924
TOTAL	61,363

Summary of Lease Contracts Not Yet Commenced
The Company has some lease contracts that have not yet commenced as of December 31, 2019. The future lease payments for these lease contracts are disclosed as follows:

Year	Amount
2020	1,413
2021	2,468
2022	2,731
2023	2,775
2024	2,855
2025	478

Disclosure of maturity analysis of operating lease payments
As required by the IAS 17, the undiscounted amounts of future fixed minimum annual lease commitments are as follows at December 31, 2018:

Year	Amount

2019	16,051
2020	14,097
2021	8,356
2022	6,500
2023 onwards	10,218
Total	55,222